Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
As a result of Atlas' deferred tax assets, the effective tax rate was 4.1% for the three month period ended June 30, 2013, and 3.1% for the six month period ended June 30, 2013, compared to the U.S. statutory income tax rate of 34% as shown below (all amounts in '000s):

	Three Month Periods Ended				Six Month Periods Ended
	June 30, 2013		June 30, 2012		June 30, 2013		June 30, 2012
	Amount	%	Amount	%	Amount	%	Amount	%
Expected income tax expense/(benefit) at statutory rate	$602	34.0%	$44	34.0%	$807	34.0%	$90	34.0%
Change in valuation allowance	(586)	(33.1)%	(44)	(34.0)%	(931)	(39.1)%	(92)	(34.8)%
Nondeductible expenses	9	0.5%	1	0.8%	150	6.3%	5	1.9%
Other	47	2.7%	(1)	(0.8)%	46	1.9%	(3)	(1.1)%
Total	$72	4.1%	$—	—%	$72	3.1%	$—	—%

The effective tax rate was 0.0% and (32.0)% for the years ended December 31, 2012 and 2011, respectively, compared to the U.S. statutory income tax rate of 34% as shown below(all amounts in '000s):

	2012		2011
	Amount	%	Amount	%
Expected income tax expense/(benefit) at statutory rate	$1,076	34.0%	$(1,235)	(34.0)%
Change in valuation allowance	(1,119)	(35.3)%	—	—%
Nondeductible expenses	48	1.5%	5	0.1%
Tax implications of qualifying transaction	—	—%	75	2.1%
Other	(5)	(0.2)%	(8)	(0.2)%
Total	$—	—%	$(1,163)	(32.0)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred income tax assets and liabilities as of June 30, 2013 and December 31, 2012 are as follows (all amounts in '000s):

	June 30, 2013	December 31, 2012
Deferred tax assets:
Unpaid claims and unearned premiums	$4,251	$3,144
Taxable loss carry-forwards	16,103	16,128
Bad debts	251	164
Other	942	907
Valuation allowance	(11,318)	(11,242)
Total deferred tax assets, net of allowance	10,229	9,101

Deferred tax liabilities:
Investment securities	585	910
Deferred policy acquisition costs	1,585	1,280
Other	14	306
Total gross deferred tax liabilities	2,184	2,496
Net deferred tax assets	$8,045	$6,605

The components of deferred income tax assets and liabilities as of December 31, 2012 and December 31, 2011 are as follows (all amounts in '000s):

	December 31, 2012	December 31, 2011
Deferred tax assets:
Unpaid claims and unearned premiums	$3,144	$3,004
Taxable loss carry-forwards	16,128	15,558
Bad debts	164	1,297
Other	907	1,338
Valuation allowance	(11,242)	(12,361)
Total deferred tax assets, net of allowance	9,101	8,836

Deferred tax liabilities:
Investment securities	910	740
Deferred policy acquisition costs	1,280	1,027
Other	306	294
Total gross deferred tax liabilities	2,496	2,061
Net deferred tax assets	$6,605	$6,775

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consists of the following for the six month periods ended June 30, 2013 and June 30, 2012:

	2013	2012
Current tax expense/(benefit)	$72	$—
Deferred tax (benefit)/expense, net of change in valuation allowance	—	—
Total	$72	$—

Income tax expense consists of the following for the year ended December 31, 2012 and December 31, 2011:

	2012	2011
Current tax expense/(benefit)	$—	$—
Deferred tax (benefit)/expense, net of change in valuation allowance	—	(1,163)
Total	$—	$(1,163)

Summary of Operating Loss Carryforwards [Table Text Block]
Amounts and expiration dates of the operating loss carry forwards as of June 30, 2013 are as follows (all amounts in '000s):

Year of Occurrence	Year of Expiration	Amount
2001	2021	$12,563
2002	2022	4,317
2004	2024	125
2005	2025	183
2006	2026	7,825
2007	2027	5,131
2008	2028	1,949
2009	2029	1,949
2010	2030	2,442
2011	2031	10,558
2012	2032	322
Total		$47,364

Amounts and expiration dates of the operating loss carry forwards as of December 31, 2012 are as follows (all amounts in '000s):

Year of Occurrence	Year of Expiration	Amount
2001	2021	$14,750
2002	2022	4,317
2006	2026	7,825
2007	2027	5,131
2008	2028	1,949
2009	2029	1,949
2010	2030	1,949
2011	2031	9,349
2012	2032	216
Total		$47,435